Cover Page	Feb. 24, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 24, 2023
Entity File Number	001-32462
Entity Registrant Name	PNM Resources, Inc.
Entity Tax Identification Number	85-0468296
Entity Incorporation, State or Country Code	NM
Entity Address, Address Line One	414 Silver Ave. SW
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87102-3289
City Area Code	505
Local Phone Number	241-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PNM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001108426
Amendment Flag	false
Public Service Company of New Mexico [Member]
Entity Information [Line Items]
Entity File Number	001-06986
Entity Registrant Name	PUBLIC SERVICE CO OF NEW MEXICO
Entity Tax Identification Number	85-0019030
Entity Address, Address Line One	414 Silver Ave. SW
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87102-3289
City Area Code	505
Local Phone Number	241-2700
Texas-New Mexico Power Company [Member]
Entity Information [Line Items]
Entity File Number	002-97230
Entity Registrant Name	Texas-New Mexico Power Company
Entity Tax Identification Number	75-0204070
Entity Address, Address Line One	577 N. Garden Ridge Blvd.
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75067
City Area Code	972
Local Phone Number	420-4189